Investments - Schedule of Acquisition of Equity Interests (Details) - BRL (R$)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Current		R$ 11,869,000,000	R$ 13,465,000,000
Cash and cash equivalents		1,537,000,000	1,441,000,000
Non-current		43,131,000,000	40,206,000,000
Total assets		55,000,000,000	53,671,000,000
Liabilities
Current		13,093,000,000	11,203,000,000
Non-current		17,251,000,000	20,684,000,000
Equity		24,656,000,000	21,784,000,000
Total liabilities and equity		55,000,000,000	53,671,000,000
Statement of income
Net sales revenue		36,850,000,000	34,463,000,000	R$ 33,646,000,000
Cost of sales		(28,466,000,000)	(27,651,000,000)	(26,923,000,000)
Gross income (loss)		8,384,000,000	6,812,000,000	6,723,000,000
General and administrative expenses		(707,000,000)	(789,000,000)	(572,000,000)
Finance income		1,272,000,000	1,500,000,000	844,000,000
Finance expenses		(1,651,000,000)	(3,066,000,000)	(3,096,000,000)
Net income (loss) for the year		5,767,000,000	4,094,000,000	3,753,000,000
Comprehensive income (loss) for the year
Equity valuation adjustments		(1,648,000,000)	(1,874,000,000)	(2,208,000,000)
Comprehensive income (loss) for the year		5,999,000,000	4,555,000,000	3,952,000,000
Taesa [Member]
Assets
Current		2,745,000,000	2,261,000,000	2,135,000,000
Cash and cash equivalents		1,144,000,000	760,000,000	385,000,000
Non-current		14,833,000,000	13,198,000,000	13,761,000,000
Total assets		17,578,000,000	15,459,000,000	15,896,000,000
Liabilities
Current		1,617,000,000	817,000,000	1,417,000,000
Loans			1,957,000,000	16,000,000
Non-current		9,282,000,000	8,045,000,000	7,794,000,000
Loans		368,000,000	372,000,000	614,000,000
Equity		6,679,000,000	6,597,000,000	6,685,000,000
Total liabilities and equity		17,578,000,000	15,459,000,000	15,896,000,000
Statement of income
Net sales revenue		1,345,000,000	1,621,000,000	3,472,000,000
Cost of sales		(196,000,000)	(176,000,000)	(649,000,000)
Depreciation and amortization		(6,000,000)	(9,000,000)	(9,000,000)
Gross income (loss)		1,149,000,000	1,445,000,000	2,823,000,000
General and administrative expenses		(179,000,000)	(197,000,000)	(169,000,000)
Finance income		370,000,000	652,000,000	34,000,000
Finance expenses		(1,623,000,000)	(1,700,000,000)	(844,000,000)
Operational income (loss)		(283,000,000)	200,000,000	1,844,000,000
Share of (loss) profit, net, of subsidiaries and joint ventures		1,181,000,000	925,000,000	781,000,000
Income tax and social contribution tax		470,000,000	324,000,000	(411,000,000)
Net income (loss) for the year		1,368,000,000	1,449,000,000	2,214,000,000
Comprehensive income (loss) for the year
Net income (loss) for the year		1,368,000,000	1,449,000,000	(2,214,000)
Equity valuation adjustments				37,000,000
Comprehensive income (loss) for the year		1,368,000,000	1,449,000,000	2,251,000,000
Lightger [Member]
Assets
Current		24,000,000	63,000,000	35,000,000
Cash and cash equivalents		17,000,000	60,000,000	29,000,000
Non-current		100,000,000	109,000,000	120,000,000
Total assets		124,000,000	172,000,000	155,000,000
Liabilities
Current		11,000,000	11,000,000	11,000,000
Loans		9,000,000	9,000,000	9,000,000
Non-current		30,000,000	38,000,000	46,000,000
Loans		30,000,000	38,000,000	46,000,000
Equity		83,000,000	123,000,000	98,000,000
Total liabilities and equity		124,000,000	172,000,000	155,000,000
Statement of income
Net sales revenue		60,000,000	62,000,000	54,000,000
Cost of sales		(16,000,000)	(17,000,000)	(26,000,000)
Depreciation and amortization		(12,000,000)	(12,000,000)	(11,000,000)
Gross income (loss)		44,000,000	45,000,000	28,000,000
General and administrative expenses		(2,000,000)	(2,000,000)	(1,000,000)
Finance income		7,000,000	6,000,000	2,000,000
Finance expenses		(4,000,000)	(4,000,000)	(11,000,000)
Operational income (loss)		45,000,000	45,000,000	18,000,000
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax		(4,000,000)	(4,000,000)	(3,000,000)
Net income (loss) for the year		41,000,000	41,000,000	15,000,000
Comprehensive income (loss) for the year
Net income (loss) for the year		41,000,000	41,000,000	15,000,000
Equity valuation adjustments
Comprehensive income (loss) for the year		41,000,000	41,000,000	15,000,000
Hidreletrica cachoeirao [member]
Assets
Current		11,000,000	15,000,000	29,000,000
Cash and cash equivalents		7,000,000	11,000,000	25,000,000
Non-current		86,000,000	91,000,000	93,000,000
Total assets		97,000,000	106,000,000	122,000,000
Liabilities
Current		7,000,000	1,000,000	1,000,000
Loans
Non-current			1,000,000	1,000,000
Loans
Equity		90,000,000	104,000,000	120,000,000
Total liabilities and equity		97,000,000	106,000,000	122,000,000
Statement of income
Net sales revenue		38,000,000	43,000,000	37,000,000
Cost of sales		(15,000,000)	(12,000,000)	(8,000,000)
Depreciation and amortization		(4,000,000)	(3,000,000)	(3,000,000)
Gross income (loss)		23,000,000	31,000,000	29,000,000
General and administrative expenses		0
Finance income		3,000,000	4,000,000	2,000,000
Finance expenses
Operational income (loss)		26,000,000	35,000,000	31,000,000
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax		(2,000,000)	(3,000,000)	(2,000,000)
Net income (loss) for the year		24,000,000	32,000,000	29,000,000
Comprehensive income (loss) for the year
Net income (loss) for the year		24,000,000	32,000,000	29,000,000
Equity valuation adjustments
Comprehensive income (loss) for the year		24,000,000	32,000,000	29,000,000
Hidreletrica pipoca [member]
Assets
Current		11,000,000	20,000,000	18,000,000
Cash and cash equivalents		6,000,000	14,000,000	12,000,000
Non-current		95,000,000	98,000,000	101,000,000
Total assets		106,000,000	118,000,000	119,000,000
Liabilities
Current		8,000,000	8,000,000	10,000,000
Loans		7,000,000	7,000,000	7,000,000
Non-current		1,000,000	7,000,000	14,000,000
Loans		1,000,000	7,000,000	13,000,000
Equity		97,000,000	103,000,000	95,000,000
Total liabilities and equity		106,000,000	118,000,000	119,000,000
Statement of income
Net sales revenue		46,000,000	45,000,000	39,000,000
Cost of sales		(12,000,000)	(10,000,000)	(11,000,000)
Depreciation and amortization		(4,000,000)		(3,000,000)
Gross income (loss)		34,000,000	35,000,000	28,000,000
General and administrative expenses		(1,000,000)	(1,000,000)	(2,000,000)
Finance income		3,000,000	3,000,000
Finance expenses		(1,000,000)	(1,000,000)	2,000,000
Operational income (loss)		35,000,000	36,000,000	24,000,000
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax		(3,000,000)	(3,000,000)	(1,000,000)
Net income (loss) for the year		32,000,000	33,000,000	23,000,000
Comprehensive income (loss) for the year
Net income (loss) for the year		32,000,000	33,000,000
Comprehensive income (loss) for the year		32,000,000	33,000,000	23,000,000
Retiro Baixo [Member]
Assets
Current			63,000,000	111,000,000
Cash and cash equivalents			49,000,000	99,000,000
Non-current			338,000,000	322,000,000
Total assets			401,000,000	433,000,000
Liabilities
Current			25,000,000	38,000,000
Loans			14,000,000	14,000,000
Non-current			45,000,000	49,000,000
Loans			28,000,000	41,000,000
Equity			331,000,000	346,000,000
Total liabilities and equity			401,000,000	433,000,000
Statement of income
Net sales revenue			77,000,000	70,000,000
Cost of sales			(4,000,000)	(25,000,000)
Depreciation and amortization			(9,000,000)	(9,000,000)
Gross income (loss)			73,000,000	45,000,000
General and administrative expenses			(3,000,000)	(3,000,000)
Finance income			10,000,000	4,000,000
Finance expenses			(5,000,000)	5,000,000
Operational income (loss)			75,000,000	41,000,000
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax			(26,000,000)	(13,000,000)
Net income (loss) for the year			49,000,000	28,000,000
Comprehensive income (loss) for the year
Net income (loss) for the year			49,000,000
Comprehensive income (loss) for the year			49,000,000	28,000,000
Alianca norte (belo monte plant) [member]
Assets
Current
Cash and cash equivalents
Non-current		1,015,000,000	1,092,000,000	1,150,000,000
Total assets		1,015,000,000	1,092,000,000	1,150,000,000
Liabilities
Current
Loans
Non-current		8,000,000	8,000,000	2,000,000
Loans
Equity		1,007,000,000	1,084,000,000	1,148,000,000
Total liabilities and equity		1,015,000,000	1,092,000,000	1,150,000,000
Statement of income
Net sales revenue
Cost of sales
Depreciation and amortization
Gross income (loss)
General and administrative expenses		(77,000,000)	(65,000,000)	(2,000,000)
Finance income
Finance expenses
Operational income (loss)		(77,000,000)	(65,000,000)	(2,000,000)
Share of (loss) profit, net, of subsidiaries and joint ventures				(39,000,000)
Income tax and social contribution tax
Net income (loss) for the year		(77,000,000)	(65,000,000)	(41,000,000)
Comprehensive income (loss) for the year
Net income (loss) for the year		(77,000,000)	(65,000,000)
Comprehensive income (loss) for the year		(77,000,000)	(65,000,000)	(41,000,000)
Guanhaes Energia [Member]
Assets
Current		1,534,000,000	132,000,000	15,000,000
Cash and cash equivalents		112,000,000	3,000,000	5,000,000
Non-current		4,735,000,000	376,000,000	392,000,000
Total assets		6,269,000,000	508,000,000	407,000,000
Liabilities
Current		143,000,000	38,000,000	41,000,000
Loans		69,000,000	12,000,000	12,000,000
Non-current		1,151,000,000	97,000,000	111,000,000
Loans		941,000,000	80,000,000	93,000,000
Equity		4,975,000,000	373,000,000	255,000,000
Total liabilities and equity		6,269,000,000	508,000,000	407,000,000
Statement of income
Net sales revenue		60,000,000	57,000,000	52,000,000
Cost of sales		(39,000,000)	(45,000,000)	(55,000,000)
Depreciation and amortization		(21,000,000)	(16,000,000)	(18,000,000)
Gross income (loss)		21,000,000	12,000,000	(3,000,000)
General and administrative expenses
Finance income		15,000,000	90,000,000
Finance expenses		(10,000,000)	(11,000,000)	8,000,000
Operational income (loss)		26,000,000	91,000,000	(11,000,000)
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax		(7,000,000)	(32,000,000)	(2,000,000)
Net income (loss) for the year		19,000,000	59,000,000	(13,000,000)
Comprehensive income (loss) for the year
Net income (loss) for the year		19,000,000	59,000,000
Comprehensive income (loss) for the year		19,000,000	59,000,000	(13,000,000)
Amazonia Energia [Member]
Assets
Current
Cash and cash equivalents
Non-current		1,108,000,000	1,191,000,000	1,254,000,000
Total assets		1,108,000,000	1,191,000,000	1,254,000,000
Liabilities
Current		8,000,000	2,000,000	2,000,000
Loans
Non-current
Loans
Equity		1,100,000,000	1,189,000,000	1,252,000,000
Total liabilities and equity		1,108,000,000	1,191,000,000	1,254,000,000
Statement of income
Net sales revenue
Cost of sales				(2,000,000)
Depreciation and amortization
Gross income (loss)				(2,000,000)
General and administrative expenses
Finance income
Finance expenses
Operational income (loss)				(2,000,000)
Share of (loss) profit, net, of subsidiaries and joint ventures		(83,000,000)	(63,000,000)	(42,000,000)
Income tax and social contribution tax
Net income (loss) for the year		(83,000,000)	(63,000,000)	(44,000,000)
Comprehensive income (loss) for the year
Net income (loss) for the year		(83,000,000)	(63,000,000)
Comprehensive income (loss) for the year		(83,000,000)	(63,000,000)	(44,000,000)
Madeira energia (santo antonio plant) [member]
Assets
Current			1,819,000,000	928,000,000	[1]
Cash and cash equivalents			924,000,000	180,000,000	[1]
Non-current			20,953,000,000	23,286,000,000	[1]
Total assets			22,772,000,000	24,214,000,000	[1]
Liabilities
Current			2,571,000,000	2,309,000,000	[1]
Loans			655,000,000	116,000,000	[1]
Non-current			19,972,000,000	20,413,000,000	[1]
Loans			13,546,000,000	12,828,000,000	[1]
Equity			229,000,000	1,492,000,000	[1]
Total liabilities and equity			22,772,000,000	24,214,000,000	[1]
Statement of income
Net sales revenue			4,137,000,000	3,758,000,000	[1]
Cost of sales			(3,451,000,000)	(2,292,000,000)	[1]
Depreciation and amortization	[1]			(870,000,000)
Gross income (loss)			686,000,000	1,466,000,000	[1]
General and administrative expenses			(150,000,000)	(80,000,000)	[1]
Finance income			361,000,000	265,000,000	[1]
Finance expenses			(3,521,000,000)	3,476,000,000	[1]
Operational income (loss)			(2,624,000,000)	(1,825,000,000)	[1]
Share of (loss) profit, net, of subsidiaries and joint ventures	[1]
Income tax and social contribution tax			(222,000,000)	1,812,000,000	[1]
Net income (loss) for the year			(2,846,000,000)	(13,000,000)	[1]
Comprehensive income (loss) for the year
Net income (loss) for the year			(2,846,000,000)
Comprehensive income (loss) for the year			(2,846,000,000)	(79,000,000)
Baguari Energia [Member]
Assets
Current			83,000,000	72,000,000
Cash and cash equivalents			10,000,000	3,000,000
Non-current			205,000,000	218,000,000
Total assets			288,000,000	290,000,000
Liabilities
Current			25,000,000	21,000,000
Loans
Non-current			24,000,000	26,000,000
Loans
Equity			239,000,000	243,000,000
Total liabilities and equity			288,000,000	290,000,000
Statement of income
Net sales revenue			81,000,000	77,000,000
Cost of sales			(31,000,000)	(9,000,000)
Depreciation and amortization			(10,000,000)	(11,000,000)
Gross income (loss)			50,000,000	68,000,000
General and administrative expenses
Finance income			10,000,000	4,000,000
Finance expenses				4,000,000
Operational income (loss)			60,000,000	68,000,000
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax			(20,000,000)	(23,000,000)
Net income (loss) for the year			40,000,000	45,000,000
Comprehensive income (loss) for the year
Net income (loss) for the year			40,000,000
Comprehensive income (loss) for the year			40,000,000	45,000,000
Alianca Geracao [Member]
Assets
Current		583,000,000	724,000,000	728,000,000
Cash and cash equivalents		348,000,000	449,000,000	378,000,000
Non-current		3,701,000,000	3,468,000,000	3,364,000,000
Total assets		4,284,000,000	4,192,000,000	4,092,000,000
Liabilities
Current		829,000,000	383,000,000	762,000,000
Loans		180,000,000	136,000,000	101,000,000
Non-current		1,767,000,000	1,489,000,000	1,472,000,000
Loans		993,000,000	713,000,000	700,000,000
Equity		1,688,000,000	2,320,000,000	1,858,000,000
Total liabilities and equity		4,284,000,000	4,192,000,000	4,092,000,000
Statement of income
Net sales revenue		1,149,000,000	1,109,000,000	1,096,000,000
Cost of sales		(472,000,000)	(608,000,000)	(102,000,000)
Depreciation and amortization		(131,000,000)	(124,000,000)	(157,000,000)
Gross income (loss)		677,000,000	501,000,000	994,000,000
General and administrative expenses		(51,000,000)	(43,000,000)	(44,000,000)
Finance income		50,000,000	61,000,000	41,000,000
Finance expenses		(171,000,000)	(109,000,000)	233,000,000
Operational income (loss)		505,000,000	410,000,000	758,000,000
Share of (loss) profit, net, of subsidiaries and joint ventures		23,000,000	11,000,000
Income tax and social contribution tax		(170,000,000)	(139,000,000)	(252,000,000)
Net income (loss) for the year		358,000,000	282,000,000	506,000,000
Comprehensive income (loss) for the year
Net income (loss) for the year		358,000,000	282,000,000
Comprehensive income (loss) for the year		358,000,000	282,000,000	506,000,000
Usina Hidreletrica Itaocara S A [Member]
Assets
Current		3,000,000	4,000,000
Cash and cash equivalents		3,000,000	4,000,000
Non-current		12,000,000	11,000,000
Total assets		15,000,000	15,000,000
Liabilities
Current
Loans
Non-current
Loans
Equity		15,000,000	15,000,000
Total liabilities and equity		15,000,000	15,000,000
Statement of income
Net sales revenue
Cost of sales		(1,000,000)
Depreciation and amortization
Gross income (loss)		(1,000,000)
General and administrative expenses
Finance income
Finance expenses			(7,000,000)
Operational income (loss)		(1,000,000)	(7,000,000)
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax
Net income (loss) for the year		(1,000,000)	(7,000,000)
Comprehensive income (loss) for the year
Net income (loss) for the year		(1,000,000)	(7,000,000)
Comprehensive income (loss) for the year		R$ (1,000,000)	(7,000,000)
U F V Janauba [Member]
Assets
Current			4,000,000	1,000,000
Cash and cash equivalents			3,000,000	1,000,000
Non-current			17,000,000	18,000,000
Total assets			21,000,000	19,000,000
Liabilities
Current			2,000,000	2,000,000
Loans			2,000,000
Non-current			12,000,000	12,000,000
Loans			11,000,000
Equity			7,000,000	5,000,000
Total liabilities and equity			21,000,000	19,000,000
Statement of income
Net sales revenue				5,000,000
Cost of sales			5,000,000	(2,000,000)
Depreciation and amortization			(1,000,000)	(2,000,000)
Gross income (loss)			5,000,000	3,000,000
General and administrative expenses
Finance income
Finance expenses			(1,000,000)	1,000,000
Operational income (loss)			4,000,000	2,000,000
Income tax and social contribution tax			(1,000,000)	(1,000,000)
Net income (loss) for the year			3,000,000	1,000,000
Comprehensive income (loss) for the year
Net income (loss) for the year			3,000,000
Comprehensive income (loss) for the year			3,000,000	1,000,000
U F V Corinto [Member]
Assets
Current			2,000,000	3,000,000
Cash and cash equivalents			1,000,000	2,000,000
Non-current			17,000,000	17,000,000
Total assets			19,000,000	20,000,000
Liabilities
Current				1,000,000
Loans
Non-current			1,000,000
Equity			18,000,000	19,000,000
Total liabilities and equity			19,000,000	20,000,000
Statement of income
Net sales revenue			6,000,000	4,000,000
Cost of sales			(1,000,000)
Depreciation and amortization				(1,000,000)
Gross income (loss)			5,000,000	4,000,000
General and administrative expenses				(1,000,000)
Finance income
Finance expenses
Operational income (loss)			5,000,000	3,000,000
Income tax and social contribution tax			(1,000,000)
Net income (loss) for the year			4,000,000	3,000,000
Comprehensive income (loss) for the year
Net income (loss) for the year			4,000,000
Comprehensive income (loss) for the year			4,000,000	3,000,000
U F V Manga [Member]
Assets
Current			2,000,000	3,000,000
Cash and cash equivalents			1,000,000	2,000,000
Non-current			20,000,000	20,000,000
Total assets			22,000,000	23,000,000
Liabilities
Current				1,000,000
Loans
Non-current			1,000,000
Equity			21,000,000	22,000,000
Total liabilities and equity			22,000,000	23,000,000
Statement of income
Net sales revenue			7,000,000	6,000,000
Cost of sales			(1,000,000)
Depreciation and amortization				(1,000,000)
Gross income (loss)			6,000,000	6,000,000
General and administrative expenses				(1,000,000)
Finance income
Finance expenses
Operational income (loss)			6,000,000	5,000,000
Income tax and social contribution tax			(1,000,000)	(1,000,000)
Net income (loss) for the year			5,000,000	4,000,000
Comprehensive income (loss) for the year
Net income (loss) for the year			5,000,000
Comprehensive income (loss) for the year			5,000,000	4,000,000
U F V Bonfinopolis I I [Member]
Assets
Current			2,000,000	2,000,000
Cash and cash equivalents			1,000,000	2,000,000
Non-current			12,000,000	12,000,000
Total assets			14,000,000	14,000,000
Liabilities
Current				1,000,000
Loans
Non-current			1,000,000
Equity			13,000,000	13,000,000
Total liabilities and equity			14,000,000	14,000,000
Statement of income
Net sales revenue				3,000,000
Cost of sales			(1,000,000)
Depreciation and amortization
Gross income (loss)			(1,000,000)	3,000,000
General and administrative expenses				(1,000,000)
Finance income			1,000,000
Finance expenses
Operational income (loss)				2,000,000
Income tax and social contribution tax			3,000,000	(1,000,000)
Net income (loss) for the year			3,000,000	1,000,000
Comprehensive income (loss) for the year
Net income (loss) for the year			3,000,000
Comprehensive income (loss) for the year			3,000,000	1,000,000
U F V Lagoa Grande [Member]
Assets
Current			3,000,000	3,000,000
Cash and cash equivalents			1,000,000	3,000,000
Non-current			23,000,000	23,000,000
Total assets			26,000,000	26,000,000
Liabilities
Current
Loans
Non-current			1,000,000
Equity			25,000,000	26,000,000
Total liabilities and equity			26,000,000	26,000,000
Statement of income
Net sales revenue			8,000,000	6,000,000
Cost of sales			(1,000,000)
Depreciation and amortization				(1,000,000)
Gross income (loss)			7,000,000	6,000,000
General and administrative expenses				(1,000,000)
Finance income
Finance expenses
Operational income (loss)			7,000,000	5,000,000
Income tax and social contribution tax			(1,000,000)	(1,000,000)
Net income (loss) for the year			6,000,000	4,000,000
Comprehensive income (loss) for the year
Net income (loss) for the year			6,000,000
Comprehensive income (loss) for the year			6,000,000	4,000,000
U F V Lontra [Member]
Assets
Current			4,000,000	4,000,000
Cash and cash equivalents			2,000,000	3,000,000
Non-current			27,000,000	26,000,000
Total assets			31,000,000	30,000,000
Liabilities
Current			1,000,000	1,000,000
Non-current			1,000,000
Equity			29,000,000	29,000,000
Total liabilities and equity			31,000,000	30,000,000
Statement of income
Net sales revenue			10,000,000	5,000,000
Cost of sales			(1,000,000)
Depreciation and amortization				(1,000,000)
Gross income (loss)			9,000,000	5,000,000
General and administrative expenses				(1,000,000)
Operational income (loss)			9,000,000	4,000,000
Income tax and social contribution tax			(1,000,000)	(1,000,000)
Net income (loss) for the year			8,000,000	3,000,000
Comprehensive income (loss) for the year
Net income (loss) for the year			8,000,000
Comprehensive income (loss) for the year			8,000,000	3,000,000
U F V Olaria 1 [Member]
Assets
Current			1,000,000
Cash and cash equivalents			1,000,000
Non-current			13,000,000
Total assets			14,000,000
Liabilities
Non-current			1,000,000
Loans			1,000,000
Equity			13,000,000
Total liabilities and equity			14,000,000
Statement of income
Net sales revenue			2,000,000
Cost of sales			(1,000,000)
Depreciation and amortization			(1,000,000)
Gross income (loss)			1,000,000
Operational income (loss)			1,000,000
Net income (loss) for the year			1,000,000
Comprehensive income (loss) for the year
Net income (loss) for the year			1,000,000
Comprehensive income (loss) for the year			1,000,000
U F V Mato Verde [Member]
Assets
Current			1,000,000	1,000,000
Cash and cash equivalents			1,000,000	1,000,000
Non-current			11,000,000	11,000,000
Total assets			12,000,000	12,000,000
Liabilities
Current				1,000,000
Equity			12,000,000	11,000,000
Total liabilities and equity			12,000,000	12,000,000
Statement of income
Net sales revenue			4,000,000	3,000,000
Cost of sales			(1,000,000)
Gross income (loss)			3,000,000	3,000,000
General and administrative expenses				(1,000,000)
Operational income (loss)			3,000,000	2,000,000
Net income (loss) for the year			3,000,000	2,000,000
Comprehensive income (loss) for the year
Net income (loss) for the year			3,000,000
Comprehensive income (loss) for the year			3,000,000	2,000,000
U F V Mirabela [Member]
Assets
Current			1,000,000	1,000,000
Cash and cash equivalents				1,000,000
Non-current			9,000,000	9,000,000
Total assets			10,000,000	10,000,000
Liabilities
Current				1,000,000
Equity			10,000,000	9,000,000
Total liabilities and equity			10,000,000	10,000,000
Statement of income
Net sales revenue			3,000,000	2,000,000
Cost of sales			(1,000,000)
Gross income (loss)			2,000,000	2,000,000
General and administrative expenses				(1,000,000)
Operational income (loss)			2,000,000	1,000,000
Net income (loss) for the year			2,000,000	1,000,000
Comprehensive income (loss) for the year
Net income (loss) for the year			2,000,000
Comprehensive income (loss) for the year			2,000,000	1,000,000
U F V Porteirinha I [Member]
Assets
Current			1,000,000	3,000,000
Cash and cash equivalents				2,000,000
Non-current			11,000,000	11,000,000
Total assets			12,000,000	14,000,000
Liabilities
Current				1,000,000
Non-current			1,000,000
Loans			1,000,000
Equity			11,000,000	13,000,000
Total liabilities and equity			12,000,000	14,000,000
Statement of income
Net sales revenue			4,000,000	2,000,000
Cost of sales			(1,000,000)
Gross income (loss)			3,000,000	2,000,000
Operational income (loss)			3,000,000	2,000,000
Net income (loss) for the year			3,000,000	2,000,000
Comprehensive income (loss) for the year
Net income (loss) for the year			3,000,000
Comprehensive income (loss) for the year			3,000,000	2,000,000
U F V Porteirinha I I [Member]
Assets
Current			2,000,000	1,000,000
Cash and cash equivalents			1,000,000	0
Non-current			11,000,000	12,000,000
Total assets			13,000,000	13,000,000
Liabilities
Current				1,000,000
Non-current			1,000,000
Equity			12,000,000	12,000,000
Total liabilities and equity			13,000,000	13,000,000
Statement of income
Net sales revenue			4,000,000	3,000,000
Cost of sales			(1,000,000)
Gross income (loss)			3,000,000	3,000,000
General and administrative expenses				(1,000,000)
Operational income (loss)			3,000,000	2,000,000
Net income (loss) for the year			3,000,000	2,000,000
Comprehensive income (loss) for the year
Net income (loss) for the year			3,000,000
Comprehensive income (loss) for the year			3,000,000	2,000,000
U F V Brasilandia [Member]
Assets
Current			3,000,000	3,000,000
Cash and cash equivalents			2,000,000	2,000,000
Non-current			28,000,000	27,000,000
Total assets			31,000,000	30,000,000
Liabilities
Current			4,000,000	3,000,000
Non-current			1,000,000
Loans			3,000,000
Equity			26,000,000	27,000,000
Total liabilities and equity			31,000,000	30,000,000
Statement of income
Net sales revenue			8,000,000	5,000,000
Cost of sales			(2,000,000)
Depreciation and amortization				(1,000,000)
Gross income (loss)			6,000,000	5,000,000
General and administrative expenses				(1,000,000)
Finance income			1,000,000
Operational income (loss)			7,000,000	4,000,000
Income tax and social contribution tax			(1,000,000)	(1,000,000)
Net income (loss) for the year			6,000,000	3,000,000
Comprehensive income (loss) for the year
Net income (loss) for the year			6,000,000
Comprehensive income (loss) for the year			6,000,000	3,000,000
U F V Apolo 1 [Member]
Assets
Current			1,000,000
Non-current			8,000,000
Total assets			9,000,000
Liabilities
Equity			9,000,000
Total liabilities and equity			9,000,000
Statement of income
Net sales revenue			2,000,000
Cost of sales			(1,000,000)
Gross income (loss)			1,000,000
Operational income (loss)			1,000,000
Net income (loss) for the year			1,000,000
Comprehensive income (loss) for the year
Net income (loss) for the year			1,000,000
Comprehensive income (loss) for the year			1,000,000
U F V Campo Lindo 1 [Member]
Assets
Current			1,000,000
Non-current			13,000,000
Total assets			14,000,000
Liabilities
Non-current			1,000,000
Loans			1,000,000
Equity			13,000,000
Total liabilities and equity			14,000,000
Statement of income
Net sales revenue			3,000,000
Cost of sales			(1,000,000)
Depreciation and amortization			(1,000,000)
Gross income (loss)			2,000,000
Operational income (loss)			2,000,000
Net income (loss) for the year			2,000,000
Comprehensive income (loss) for the year
Net income (loss) for the year			2,000,000
Comprehensive income (loss) for the year			2,000,000
U F V Campo Lindo 2 [Member]
Assets
Current			1,000,000
Cash and cash equivalents			1,000,000
Non-current			13,000,000
Total assets			14,000,000
Liabilities
Non-current			1,000,000
Loans			1,000,000
Equity			13,000,000
Total liabilities and equity			14,000,000
Statement of income
Net sales revenue			2,000,000
Cost of sales			(1,000,000)
Depreciation and amortization			(1,000,000)
Gross income (loss)			1,000,000
Operational income (loss)			1,000,000
Net income (loss) for the year			1,000,000
Comprehensive income (loss) for the year
Net income (loss) for the year			1,000,000
Comprehensive income (loss) for the year			R$ 1,000,000
Hidreletrica Itaocara S A [Member]
Assets
Current				5,000,000
Cash and cash equivalents				5,000,000
Non-current				11,000,000
Total assets				16,000,000
Liabilities
Current				58,000,000
Loans
Non-current
Loans
Equity				(42,000,000)
Total liabilities and equity				16,000,000
Statement of income
Net sales revenue
Cost of sales				(36,000,000)
Depreciation and amortization
Gross income (loss)				(36,000,000)
General and administrative expenses
Finance income
Finance expenses				(30,000,000)
Operational income (loss)				(66,000,000)
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax
Net income (loss) for the year				(66,000,000)
Comprehensive income (loss) for the year
Net income (loss) for the year				(66,000,000)
Equity valuation adjustments
Comprehensive income (loss) for the year				(66,000,000)
Ativas Data Center [Member]
Assets
Current				42,000,000
Cash and cash equivalents				16,000,000
Non-current				96,000,000
Total assets				138,000,000
Liabilities
Current				39,000,000
Loans				24,000,000
Non-current				19,000,000
Loans				14,000,000
Equity				80,000,000
Total liabilities and equity				138,000,000
Statement of income
Net sales revenue				90,000,000
Cost of sales				(85,000,000)
Depreciation and amortization				(10,000,000)
Gross income (loss)				5,000,000
General and administrative expenses				(7,000,000)
Finance income
Finance expenses				(3,000,000)
Operational income (loss)				(5,000,000)
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax
Net income (loss) for the year				(5,000,000)
Comprehensive income (loss) for the year
Net income (loss) for the year				(5,000,000)
Equity valuation adjustments
Comprehensive income (loss) for the year				(5,000,000)
Axxiom Solucoes Tecnologicas [Member]
Assets
Current				13,000,000
Cash and cash equivalents				4,000,000
Non-current				19,000,000
Total assets				32,000,000
Liabilities
Current				21,000,000
Loans				7,000,000
Non-current				2,000,000
Loans
Equity				9,000,000
Total liabilities and equity				32,000,000
Statement of income
Net sales revenue				28,000,000
Cost of sales				(28,000,000)
Depreciation and amortization				(1,000,000)
Gross income (loss)
General and administrative expenses				(4,000,000)
Finance income
Finance expenses				(1,000,000)
Operational income (loss)				(5,000,000)
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax
Net income (loss) for the year				(5,000,000)
Comprehensive income (loss) for the year
Net income (loss) for the year				(5,000,000)
Equity valuation adjustments
Comprehensive income (loss) for the year				R$ (5,000,000)

[1]	The amount of Shareholders’ equity originally disclosed by the investee was adjusted by the Company for the purposes of posting equity income (change in the value of equity in non-consolidated investees), to take into account the modifying subsequent events resulting from the judgments given in the arbitration proceedings to which Saesa is a party. There is more information below in this Note.